Composition of Certain Financial Statement Items (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2018	Dec. 31, 2017
Composition of Certain Financial Statement Items
Schedule of inventory	Inventories

	September 30, 2018	December 31, 2017
Raw materials	$1,054	$1,323
Finished goods	2,021	2,347
Total inventories, net of reserves	$3,075	$3,670

	December 31,
	2016	2017
Raw materials	$738	$1,323
Finished goods	2,617	2,347
	$3,355	$3,670

Schedule of property and equipment
Property and Equipment

	September 30, 2018	December 31, 2017
Computer equipment and software	$333	$351
Furniture and office equipment	148	137
Manufacturing equipment	857	1,108
Research and development equipment	30	30
Leasehold improvements	185	178
Property and equipment, cost	1,553	1,804
Less: accumulated depreciation and amortization	(788)	(810)
Property and equipment, net	$765	$994

	December 31,
	2016	2017
Computer equipment and software	$75	$351
Furniture and office equipment	84	137
Manufacturing equipment	1,329	1,108
Research and development equipment	34	30
Leasehold improvements	26	178
	1,548	1,804
Less: accumulated depreciation and amortization	(681)	(810)
	$867	$994

Schedule of accrued expenses	Accrued Expenses

	September 30, 2018	December 31, 2017
Payroll and commissions payable	$3,619	$2,871
Vacation	946	723
Other accrued expenses	397	438
Total accrued expenses	$4,962	$4,032

	December 31,
	2016	2017
Payroll and commissions payable	$1,861	$2,871
Vacation	564	723
Other accrued expenses	279	438
	$2,704	$4,032